Reconciliation of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns
Balance at beginning of the year	$ 65	$ 81	$ 259
Increase associated with tax positions taken during the current year	17	2	7
Decrease associated with tax positions taken during a prior year		(4)
Separation related adjustment	(60)
Settlements	(5)	(6)	(179)
Decrease associated with lapses in statutes of limitations		(8)	(6)
Balance at end of the year	$ 17	$ 65	$ 81